LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Long-Term Bank Loan
	December 31,
	2018	2019
	In USD thousands

Bank loan	156	63
Loan from Kreos Capital (see Note 19)	8,577	8,428
	8,733	8,491
Less current maturities:
Bank loan	(93)	(63)
Loan from Kreos Capital	(802)	(2,629)
Total current maturities	(895)	(2,692)
Total long-term loans	7,838	5,799

Schedule of Future Repayments of Long-Term Bank Loan	Future repayments of the long-term loans indicated above (other than current maturities) in the years subsequent to the balance sheet date are as follows:
In USD thousands

2021	3,058
2022	2,741
5,799